CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS
NOTE 10:	CASH AND CASH EQUIVALENTS

	December 31
	2022	2021
	USD thousands

Cash	173,568	77,537
Bank deposits	43,932	290,180

Cash and cash equivalents	217,500	367,717

The Group’s exposure to credit, and currency risks are disclosed in Note 18 on financial instruments.